SCHEDULE OF AMOUNTS RECORDED IN CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Retirement Benefits [Abstract]
Actuarial loss arising from changes in financial assumptions	$ 157	$ 35
Past service costs
Amortization recognized in net period benefit cost	(63)	(13)
Total	$ 94	$ 22